COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 - COMMITMENTS AND CONTINGENCIES

We are obligated under employment agreements with our officers to make total salary payments of $890,000 per year.

On October 11, 2007, we entered into a lease agreement with GoldLand, under which we leased its mineral rights on War Eagle Mountain. Under the lease, we are responsible for all mining activities on War Eagle Mountain, and we are obligated to pay GoldLand annual lease payments of $1,000,000, payable on a monthly basis, a monthly non-accountable expense reimbursement of $10,000 during any month in which ore is mined from the leased premises, and a royalty of 15% of all amounts we receive from the processing of ore mined from the properties. The lease currently expires on October 1, 2026, although we have the right to extend the lease for an additional five years upon payment of a lease extension fee of $1,000,000.

In July 2012, we filed a lawsuit against Earll Excavations, Inc. ("EEI") and William Earll ("Earll") in Owyee County, Idaho seeking damages of $2,000,000. In the lawsuit, we contend that EEI failed to complete improvements to the Sinker Tunnel and construction of our metallurgical laboratory complex in accordance with the contracts. Our lawsuit also seeks damages for Earll's and EEI's breach of a confidentiality agreement, breach of an implied covenant of good faith and fair dealing, and for slander. At about the same time that we filed our lawsuit, EEI filed suit against us in Owyee County, Idaho. EEI's lawsuit seeks damages of $477,783.42 for amounts that EEI contends it is owed for construction services performed on the Sinker Tunnel, construction services performed on the Diamond Creek Mill, hauling services, and road maintenance, as well as managerial services provided to Diamond Creek Mill. We dispute the claims of EEI and intend to defend its suit, and prosecute our claims, vigorously.

NOTE 11 - COMMITMENTS AND CONTINGENCIES

We are obligated under employment agreements with our officers to make total salary payments of $890,000 per year.

On October 11, 2007, we entered into a lease agreement with GoldLand, under which we leased its mineral rights on War Eagle Mountain. Under the lease, we are responsible for all mining activities on War Eagle Mountain, and we are obligated to pay GoldLand annual lease payments of $1,000,000, payable on a monthly basis, a monthly non-accountable expense reimbursement of $10,000 during any month in which ore is mined from the leased premises, and a royalty of 15% of all amounts we receive from the processing of ore mined from the properties. The lease provides that lease payments must commence April 1, 2008. By agreement with GoldLand, we extended the commencement date to July 1, 2010, in which event the lease term was extended by an equal amount of time. On the first quarter of 2011, we amended the above-described lease with GoldLand. The amendment provided that the annual lease payments would be deferred for a fifteen month period from October 2010 to December 2011, and the term of the Lease would be extended for an equal amount of time. We remain obligated to pay any royalties or the nonaccountable fee that accrues during the deferral period.